Financing Receivables (Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Corporate Loans [Member] USD ($)	Sep. 30, 2011 Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Fair Value Option [Member] USD ($)		Sep. 30, 2011 Fair Value Option [Member] JPY (¥)		Mar. 31, 2011 Fair Value Option [Member] JPY (¥)
Loans receivable, Carrying value	$ 13,332	¥ 1,027,105	¥ 1,271,284	$ 3,786	¥ 291,667	¥ 320,296	$ 2,758	¥ 212,487	¥ 206,910	$ 772	¥ 59,508	¥ 8,281	$ 6,016	¥ 463,443	¥ 735,797
Loans receivable, Fair value	3,752	289,073	554,180													3,752	[1]	289,073	[1]	554,180	[1]
Loans receivable carried at amortized cost	9,580	738,032	717,104
Advances to affiliated companies	$ 151	¥ 11,634	¥ 12,766

[1]	Accounted for at fair value through election of the fair value option